Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table provides information regarding compensation actually paid to our principal executive officer, or PEO, and other NEOs for each year from 2020 to 2023, compared to our total shareholder return (TSR) from December 31, 2019 through the end of each such year, and our Net Income and Free Cash Flow for each such year.

Year (a)	Summary Compensation Table Total for PEO (b)(1)(2)	Compensation Actually Paid to PEO (c)(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(4)(5)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(4)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income ($K)(h)(9)	Free Cash Flow ($K)(i)(10)(11)

					Total Shareholder Return (f)(7)	Peer Group Total Shareholder Return (g)(8)

2023	10,076,903	14,478,831	1,949,000	2,625,281	148	54	169,885	235,270
2022	5,339,054	(7,609,029)	1,587,779	(1,234,645)	118	54	89,693	54,965
2021	7,678,474	15,467,715	2,110,998	3,839,208	237	95	212,602	90,399
2020	6,265,215	22,820,769	1,624,573	5,202,817	196	90	155,801	350,861

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	Our PEO was Matthew J. Reintjes.This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022	2023
Paul C. Carbone	Paul C. Carbone	Paul C. Carbone	Michael J. McMullen
Bryan C. Barksdale	Bryan C. Barksdale	Michael J. McMullen	Bryan C. Barksdale
Kirk A. Zambetti	Kirk A. Zambetti	Bryan C. Barksdale	S. Faiz Ahmad
Hollie S. Castro	Hollie S. Castro	Kirk A. Zambetti	Martin Duff
Hollie S. Castro
S. Faiz Ahmad

Peer Group Issuers, Footnote	The peer group used is the S&P 500 Apparel, Accessories & Luxury Goods Index, as used in the Company’s Stock Performance Graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and that all dividends are reinvested until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 10,076,903	$ 5,339,054	$ 7,678,474	$ 6,265,215
PEO Actually Paid Compensation Amount	$ 14,478,831	(7,609,029)	15,467,715	22,820,769
Adjustment To PEO Compensation, Footnote	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(3)Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Summary Compensation Table Total(a)	6,265,215	7,678,474	5,339,054	10,076,903
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(3,237,499)	(3,821,928)	(4,313,664)	(7,680,891)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	9,510,530	4,378,393	2,819,293	10,883,616
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	8,779,001	3,278,399	(2,316,950)	672,532
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	—	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	1,503,522	3,954,377	(9,136,763)	526,670
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	—	—	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	22,820,769	15,467,715	(7,609,029)	14,478,831
a.We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
b.The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
c.In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our PEO were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock-Based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 1,949,000	1,587,779	2,110,998	1,624,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,625,281	(1,234,645)	3,839,208	5,202,817
Adjustment to Non-PEO NEO Compensation Footnote	The FY2020, FY2021, and FY2022 values for compensation actually paid have been updated to align with the latest SEC guidance.This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	2020 ($)	2021 ($)	2022 ($)	2023 ($)
Summary Compensation Table Total(a)	1,624,573	2,110,998	1,587,779	1,949,000
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(699,377)	(1,096,615)	(1,168,424)	(1,156,160)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	2,054,493	1,256,280	723,855	1,583,539
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	1,902,153	708,125	(218,333)	181,505
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	—	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	320,975	860,420	(1,066,720)	67,397
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(c)	—	—	(1,092,803)	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	5,202,817	3,839,208	(1,234,645)	2,625,281

(a)We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(c)In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Stock-Based Compensation” in the Notes to Consolidated Financial Statements contained in our Annual Report on Form 10-K for additional details.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Tabular List •Free Cash Flow •Relative Total Shareholder Return (TSR) •Adjusted Net Sales •Adjusted Operating Income
Total Shareholder Return Amount	$ 148	118	237	196
Peer Group Total Shareholder Return Amount	54	54	95	90
Net Income (Loss)	$ 169,885,000	$ 89,693,000	$ 212,602,000	$ 155,801,000
Company Selected Measure Amount	235,270,000	54,965,000	90,399,000	350,861,000
PEO Name	Matthew J. Reintjes
Additional 402(v) Disclosure	Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and that all dividends are reinvested until the last day of each reported fiscal year.The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements for the applicable year.Our Proxy Statement for the year ended December 31, 2022 mistakenly listed as Free Cash Flow figures for 2020, 2021 and 2022 adjusted operating income figures for such years. These figures have been revised to reflect Free Cash Flow for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	In the Company’s assessment, Free Cash Flow is the financial performance measure that is the most important financial performance measure used by the Company in 2023 to link compensation actually paid to performance. Please see the Compensation Discussion and Analysis section above for a further discussion of Free Cash Flow and how it is utilized in our executive compensation program.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Grant Date Fair Value Of Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,680,891)	$ (4,313,664)	$ (3,821,928)	$ (3,237,499)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,883,616	2,819,293	4,378,393	9,510,530
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	672,532	(2,316,950)	3,278,399	8,779,001
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	526,670	(9,136,763)	3,954,377	1,503,522
PEO | Equity Awards That Failed To Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value Of Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,156,160)	(1,168,424)	(1,096,615)	(699,377)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,583,539	723,855	1,256,280	2,054,493
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,505	(218,333)	708,125	1,902,153
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,397	(1,066,720)	860,420	320,975
Non-PEO NEO | Equity Awards That Failed To Meeting Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,092,803)	0	0
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0